Debt, net of unamortized deferred financing cost - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 03, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2020
Debt Instrument [Line Items]
Borrowings on term notes and lines of credit		$ 136,273	$ 640
Debt, net of unamortized deferred financing cost		133,251		$ 21,187
Alvarium, TWMH And TIG
Debt Instrument [Line Items]
Borrowings on term notes and lines of credit	$ 124,400
Line of Credit [Member]
Debt Instrument [Line Items]
Debt, net of unamortized deferred financing cost		133,251
Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	250,000
Credit Facility [Member] | Line of Credit [Member] | Term Loans
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 100,000
Debt, net of unamortized deferred financing cost		97,001		$ 5,760
Interest rate (in percent)					2.60%
Credit Facility [Member] | Line of Credit [Member] | Term Loans | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate				1.50%
Credit Facility [Member] | Line of Credit [Member] | Term Loans | Minimum | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate	1.00%
Credit Facility [Member] | Line of Credit [Member] | Term Loans | Minimum | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Basis spread on variable rate	2.00%
Credit Facility [Member] | Line of Credit [Member] | Term Loans | Maximum | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate	2.00%
Credit Facility [Member] | Line of Credit [Member] | Term Loans | Maximum | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Basis spread on variable rate	3.00%
Credit Facility [Member] | Line of Credit [Member] | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 150,000
Accordion option, additional borrowing capacity	75,000
Accordion feature, maximum borrowing capacity	$ 225,000
Debt, net of unamortized deferred financing cost		36,250		$ 14,050
Unused commitment fee (in percent)				0.15%
Credit Facility [Member] | Line of Credit [Member] | Revolving Credit Facility | Bloomberg Short-Term Bank Yield Index Rate (BSBY)
Debt Instrument [Line Items]
Basis spread on variable rate				1.50%
Promissory Notes [Member]
Debt Instrument [Line Items]
Debt, net of unamortized deferred financing cost		$ 0		$ 1,377
Interest rate (in percent)				3.25%